Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Debt Summarized by Interest Rates and Currencies
As of December 31, 2023 and 2022, Cemex’s consolidated debt summarized by interest rates and currencies, was as follows:

		2023				2022

		Current	Non-current	Total 1, 2		Current	Non-current	Total 1, 2

Floating rate debt	$	13	1,968	1,981	$	–	1,750	1,750
Fixed rate debt		12	4,235	4,247		51	5,170	5,221

	$	25	6,203	6,228	$	51	6,920	6,971

Effective rate 3
Floating rate		6.4%	7.1%			3.2%	4.6%
Fixed rate		4.4%	5.0%			5.1%	5.3%

		2023					2022

Currency		Current	Non-current	Total	Effective rate 3		Current	Non-current	Total	Effective rate 3

Dollars	$	1	4,348	4,349	5.5%	$	5	5,511	5,516	5.7%
Euros		9	990	999	4.2%		2	962	964	3.3%
Pesos		–	704	704	12.0%		–	267	267	12.2%
Philippine Pesos		11	112	123	7.1%		8	139	147	5.4%
Other currencies		4	49	53	4.5%		36	41	77	4.3%

	$	25	6,203	6,228		$	51	6,920	6,971

1	As of December 31, 2023 and 2022, from the total debt of $6,228 and $6,971, respectively, 94% was held in the Parent Company and 6% in subsidiaries of the Parent Company, in both periods.

2
As of December 31, 2023 and 2022, cumulative discounts, fees and other direct costs incurred in Cemex’s outstanding debt borrowings and the issuance of notes payable (jointly “Issuance Costs”) for $47 and $45, respectively, are presented reducing debt balances and are amortized to financial expense over the maturity of the related debt instruments under the effective interest rate method.

3	In 2023 and 2022, represents the weighted-average effective interest rate of the related debt agreements determined at the end of each period.

Summary of Consolidated Debt by Type of Instrument
As of December 31, 2023 and 2022, Cemex’s consolidated debt summarized by type of instrument, was as follows:

2023		Current	Non-current	2022		Current	Non-current

Bank loans				Bank loans
Loans in foreign countries, 2024 to 2025		$10	202	Loans in foreign countries, 2023 to 2025	$	43	184
Syndicated loans, 2025 to 2028		–	2,476	Syndicated loans, 2024 to 2026		–	2,578

		10	2,678			43	2,762

Notes payable				Notes payable
Medium-term notes, 2026 to 2031		–	3,508	Medium-term notes, 2024 to 2031		–	4,140
Other notes payable, 2024 to 2027		5	27	Other notes payable, 2023 to 2027		6	20

		5	3,535			6	4,160

Total bank loans and notes payable		15	6,213	Total bank loans and notes payable		49	6,922
Current maturities		10	(10)	Current maturities		2	(2)

	$	25	6,203		$	51	6,920

Summary of Changes in Consolidated Debt
Changes in consolidated debt for the years ended December 31, 2023, 2022 and 2021 were as follows:

		2023	2022	2021

Debt at beginning of year	$	6,971	7,379	9,339
Proceeds from new debt instruments		2,938	2,006	3,960
Debt repayments		(3,840)	(2,420)	(5,897)
Foreign currency translation and accretion effects		159	6	(23)

Debt at end of year	$	6,228	6,971	7,379

Summary of Non-Current Notes Payable
As of December 31, 2023 and 2022,
non-current
notes payable for $3,535 and $4,160, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity date	Redeemed amount 2 $	Outstanding amount 2 $		2023	2022

2023 CEBURES variable rate 3	05/Oct/23	Cemex, S.A.B. de C.V.	Peso	1,000	TIIE+.45%	01/Oct/26	–	59	$	59	–
2023 CEBURES fixed rate 3	05/Oct/23	Cemex, S.A.B. de C.V.	Peso	5,000	11.48%	26/Sep/30	–	295		292	–
July 2031 Notes 4	12/Jan/21	Cemex, S.A.B. de C.V.	Dollar	1,750	3.875%	11/Jul/31	(642)	1,108		1,102	1,102
September 2030 Notes 4	17/Sep/20	Cemex, S.A.B. de C.V.	Dollar	1,000	5.2%	17/Sep/30	(283)	717		714	714
November 2029 Notes 4	19/Nov/19	Cemex, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/29	(247)	753		749	749
June 2027 Notes 5	05/Jun/20	Cemex, S.A.B. de C.V.	Dollar	1,000	7.375%	05/Jun/27	(1,000)	–		–	996
March 2026 Notes	19/Mar/19	Cemex, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/26	–	442		441	427
July 2025 Notes	01/Apr/03	Cemex Materials LLC	Dollar	150	7.70%	21/Jul/25	–	150		151	152
Other notes payable										27	20

									$	3,535	4,160

1
As of December 31, 2023, these issuances are fully and unconditionally guaranteed by Cemex Concretos, S.A. de C.V., Cemex Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and Cemex Corp.

2	Presented net of all notes repurchased by Cemex. As of December 31, 2023, all repurchased notes have been canceled.

3
On October 5, 2023, Cemex issued sustainability-linked long-term notes (
certificados bursátiles de largo plazo
) in the Mexican market (the “2023 CEBURES”) for an aggregate principal amount of Ps6,000. The 2023 CEBURES consist of two tranches: the first, for an amount of Ps1,000 with a
3-year
tenor at a floating annual interest rate of TIIE 28 plus 0.45%, and the second, for Ps5,000 with a
7-year
tenor at a fixed annual interest rate of 11.48%. In connection with these issuances, Cemex negotiated interest rate and currency derivative instruments to synthetically change the financial risks profile of these issuances from the Peso to the Dollar (note 17.4).

4
During 2022, pursuant to tender offers and other market transactions, Cemex partially repurchased several series of its notes for an aggregate notional amount of $1,172. The difference between the amount paid for such notes and the notional amount redeemed, net of transactional costs, generated a repurchase gain of $104, recognized in the line item “Financial income and other items, net.”

5
On June 5, 2023, Cemex fully redeemed the June 2027 Notes. The difference between the amount paid for such notes and the notional amount redeemed, net of transactional cost, generated a repurchase loss of $38, recognized in the line item “Financial income and other items, net.”

Schedule of Consolidated Long-Term Debt
The maturities of consolidated long-term debt as of December 31, 2023, were as follows:

		Bank loans	Notes payable	Total

2025	$	608	167	775
2026		324	506	830
2027		577	4	581
2028		1,131	–	1,131
2029 and thereafter		28	2,858	2,886

	$	2,668	3,535	6,203

Schedule of Lines of Credit
As of December 31, 2023, Cemex had the following lines of credit, of which, the only committed portion refers to the revolving credit facility under the 2023 Credit Agreement, at annual interest rates ranging between 5.36% and 6.56%, depending on the negotiated currency:

		Lines of credit	Available

Other lines of credit in foreign subsidiaries 1	$	401	274
Other lines of credit from banks 1		774	774
Revolving credit facility 2023 Credit Agreement		2,000	1,400

	$	3,175	2,448

1	Uncommitted amounts subject to the banks’ availability.

Summary of Consolidated Financial Ratios
As of December 31, 2023, 2022 and 2021, under the 2023 Credit Agreement and the 2021 Credit Agreement, as applicable, the main consolidated financial ratios were as follows:

Consolidated financial ratios		Refers to the compliance limits and calculations that were effective on each date

		2023	2022	2021

Leverage ratio	Limit	<=3.75	<=3.75	<=3.75
	Calculation	2.06	2.84	2.73

Coverage ratio	Limit	>=2.75	>=2.75	>=2.75
	Calculation	7.91	6.27	5.99

Summary of Other Financial Obligations
As of December 31, 2023 and 2022, other financial obligations in the consolidated statement of financial position were detailed as follows:

			2023				2022

		Current	Non-current	Total		Current	Non-current	Total

I. Leases	$	272	986	1,258	$	258	918	1,176
II. Liabilities secured with accounts receivable		678	–	678		678	–	678

	$	950	986	1,936	$	936	918	1,854

Detailed Information about In Lease Liabilities	Changes in the balance of lease financial liabilities during 2023, 2022 and 2021 were as follows:

		2023	2022	2021

Lease financial liability at beginning of year	$	1,176	1,176	1,260
Additions from new leases		341	296	227
Reductions from payments		(256)	(276)	(313)
Cancellations and liability remeasurements		(24)	7	27
Foreign currency translation and accretion effects		21	(27)	(25)

Lease financial liability at end of year	$	1,258	1,176	1,176

Summary of Disclosure Detail Of Financial Lease Liabilities	As of December 31, 2023, the maturities of non-current lease financial liabilities are as follows:

		Total

2025	$	181
2026		144
2027		108
2028		77
2029 and thereafter		476

	$	986

Summary of Carrying Amounts and Fair Value of Financial Instruments
As of December 31, 2023 and 2022, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

		2023			2022
		Carrying amount	Fair value		Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 14.2 and 17.4)	$	64	64	$	57	57
Other investments and non-current accounts receivable (note 14.2)		276	266		236	229

	$	340	330	$	293	286

Financial liabilities
Long-term debt (note 17.1)	$	6,203	6,030	$	6,920	6,517
Other financial obligations (note 17.2)		986	919		918	788
Derivative financial instruments (notes 17.4 and 18.2)		15	15		2	2

	$	7,204	6,964	$	7,840	7,307

Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy
As of December 31, 2023 and 2022, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories (note 28.4):

2023		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$	–	64	–	64
Investments in strategic equity securities (note 14.2)		3	–	–	3
Other investments at fair value through earnings (note 14.2)		–	1	–	1

	$	3	65	–	68

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.2)	$	–	15	–	15

2022		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$	–	57	–	57
Investments in strategic equity securities (note 14.2)		5	–	–	5
Other investments at fair value through earnings (note 14.2)		–	3	–	3

	$	5	60	–	65

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.2)	$	–	2	–	2

Summary of Derivative Financial Instruments
As of December 31, 2023 and 2022, the notional amounts and fair values of Cemex’s derivative instruments were as follows:

		2023		2022
		Notional amount	Fair value	Notional amount	Fair value
I. Net investment hedges	$	976	(94)	837	(48)
II. Cross currency swaps		335	23	–	–
III. Interest rate swaps		750	30	1,018	54
IV. Fuel price hedging		232	5	136	8
V. Foreign exchange options		300	10	500	18

	$	2,593	(26)	2,491	32

Summary of Consolidated Net Monetary Assets (Liabilities) by Currency
As of December 31, 2023 and 2022, Cemex’s consolidated net monetary assets (liabilities) by currency are as follows:

		2023
		Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$	1,627	651	1,491	274	(241)	3,802
Monetary liabilities		2,184	2,679	3,087	730	7,179	15,859

Net monetary assets (liabilities)	$	(557)	(2,028)	(1,596)	(456)	(7,420)	(12,057)

Out of which:
Dollars	$	(157)	(2,030)	(5)	(61)	(4,780)	(7,033)
Pesos		(400)	–	–	–	(524)	(924)
Euros		–	–	(660)	–	(1,563)	(2,223)
Pounds		–	–	(710)	–	97	(613)
Other currencies		–	2	(221)	(395)	(650)	(1,264)

	$	(557)	(2,028)	(1,596)	(456)	(7,420)	(12,057)

		2022
		Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$	960	650	1,315	204	–	3,129
Monetary liabilities		1,951	2,559	2,887	519	7,174	15,090

Net monetary assets (liabilities)	$	(991)	(1,909)	(1,572)	(315)	(7,174)	(11,961)

Out of which:
Dollars	$	8	(1,909)	12	(42)	(5,633)	(7,564)
Pesos		(999)	–	–	–	(72)	(1,071)
Euros		–	–	(632)	–	(1,183)	(1,815)
Pounds		–	–	(931)	–	171	(760)
Other currencies		–	–	(21)	(273)	(457)	(751)

	$	(991)	(1,909)	(1,572)	(315)	(7,174)	(11,961)

1	Includes the Parent Company, Cemex’s financing subsidiaries, among other entities.